LEASES (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Schedule of future minimum lease commitments
Lease
Year	Payments
2013	$238
2014	228
2015	222
2016	195
2017	165
Thereafter	1,917
Total	$2,965